Equity - Issued Capital - Schedule of Movements in Spare Share Capital (Details)	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Schedule of Movements in Ordinary Share Capital [line items]
Balance, Date	Dec. 31, 2024
Balance, Shares | shares	2,059,298,968
Balance, Amount | $	$ 34,837,206
Issue of ATM sale transactions shares, net of sales agent fees	February 2025	[1]
Issue of ATM sale transactions shares, net of sales agent fees | shares	2,078,175	[1]
Issue of ATM sale transactions shares, net of sales agent fees | $ / shares	$ 0.01	[1]
Issue of ATM sale transactions shares, net of sales agent fees | $	$ 21,607	[1]
Issue of shares under service agreement	Feb. 04, 2025	[2]
Issue of shares under service agreement | shares	11,000,000	[2]
Issue of shares under service agreement | $ / shares	$ 0.01	[2]
Issue of shares under service agreement | $	$ 100,000	[2]
Capital raising costs | shares
Capital raising costs | $	$ (61,787)
Expiry of options | shares
Expiry of options | $	$ 96,108
Balance, Date	Jun. 30, 2025
Balance, Shares | shares	2,072,377,143
Balance, Amount | $	$ 34,993,134

[1]	On February 3, 2025, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”) with ThinkEquity LLC, as sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time through the Sales Agent ADSs having an aggregate offering price of up to $10 million. As of June 30, 2025, the Company sold 7,557 ADSs under the Sales Agreement, at an average sales price of $2.95, for gross proceeds of $22,275, net of sales cash commission of $668.
[2]	On November 1, 2022, the Company entered investor relations service agreement (“IR Agreement”) pursuant to which part of the compensation was to be paid as equity. On February 4, 2025 (the “Approval Date”), in connection with the IR Agreement’s compensation terms, the board of directors of the Company approved the issuance of 11,000,000 ordinary shares, representing 40,000 ADSs, representing a total value of $100,000 based on the closing share price of the Company’s ADSs on the Approval Date of $2.50 per ADS.